UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC  20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type

Name and address of issuer:
                               DWS Investment Trust (fka, Investment Trust)
                               Two International Place
                               Boston, MA 02110-4103

The name of each series or class of securities for which this Form is filed.
(If the Form is being filed for all series and classes of securities of the issuer,                     /_/
check the box but do not list series or classes)

                               DWS Capital Growth Fund (fka, Scudder Capital Growth Fund)
                               DWS Growth & Income Fund (fka, Scudder Growth and Income Fund)
                               DWS Small Cap Core Fund (fka, Scudder Small Company Stock Fund)





Investment Company Act File Number:                                                             811-43



Securities Act File Number:                                                                     02-13628



Last day of fiscal year for which this Form is filed:                                           September 30, 2006




Check box if this Form is being filed late (i.e., more than 90 calendar days                    /_/
after the end of the issuer's fiscal year).  (See Instruction A.2)




Check box if this is the last time the issuer will be filing this Form.                         /_/


Calculation of registration fee:                                                                /_/

Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                            $607,567,195



Aggregate price of securities redeemed or repurchased during the fiscal year:                   $1,420,606,971



Aggregate price of securities redeemed or repurchased during any prior fiscal                   $5,597,357,511
year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



Total available redemption credits [add items 5(ii) and 5(iii)]:                               $7,017,964,482

Net sales - if item 5(i) is greater than item 5(iv)                                                     $0.00
        [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------
Redemption credits available for use in future years
 - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:   ($6,410,397,287)
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Multiplier for determining registration fee (See Instruction C.9):                                       0.0001070


Registration fee due [multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):                                                                                               $0.00


Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:      0

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
for use by the issuer in future fiscal years, then state that number here:                                   0

Interest due - if this Form is being filed more than 90 days after the end of the issuer's                                  $0.00
fiscal year (see Instruction D):

Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                                  $0.00


Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:                                                                                             N/A



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date   12/27/06
                                   -------------------------            -------------------------
                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.
